Equity Capital Structure	12 Months Ended
Dec. 31, 2025
Equity Capital Structure [Abstract]
Equity Capital Structure
9.	Equity Capital Structure:

Under Toro’s initial Articles of Incorporation dated July 29, 2022, Toro’s authorized capital stock consisted of 1,000 shares par value $0.001 per share. On March 2, 2023, the Company’s articles of incorporation were amended and restated and Toro’s authorized capital stock was increased to 3,900,000,000 common shares, par value $0.001 per share and 100,000,000 preferred shares, par value $0.001 per share. In connection with the Spin-Off (Note 1), on March 7, 2023, Toro issued to Castor (Note 10) (i) 9,461,009 common shares with one vote per share, and (ii) 140,000 Series A Preferred Shares, with a stated value of $1,000 and par value of $0.001 per share, and no voting power, and issued to Pelagos Holdings Corp, a company controlled by Toro’s Chairman and Chief Executive Officer, 40,000 Series B Preferred Shares. Such common shares were distributed on March 7, 2023 pro rata to the shareholders of record of Castor as of February 22, 2023 at a ratio of one Toro common share for every ten Castor common shares. Refer to Note 1 for further details on the Spin-Off and issuance of such shares.

Each Series B Preferred Share has the voting power of 100,000 common shares and counts for 100,000 votes for purposes of determining quorum at a meeting of shareholders. Upon any liquidation, dissolution or winding up of the Company, the Series B preferred shares shall have the same liquidation rights as and pari passu with the common shares up to their par value of $0.001 per share and, thereafter, the Series B Preferred Shares have no right to participate further in the liquidation, dissolution or winding up of the Company.

Private Placement of Common Shares

On April 17, 2023, Toro entered into a subscription agreement with Pani, a company controlled by Toro’s Chairman and Chief Executive Officer, pursuant to which Toro issued and sold, and Pani purchased, 8,500,000 common shares, par value $0.001 per share, at a purchase price of $2.29 per share, for gross proceeds of $19,465,000, less issuance costs of $817,764. The 8,500,000 common shares were issued on April 19, 2023 in a private placement pursuant to Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder.

Share Repurchase Program

On November 6, 2023, the Board of Directors of the Company approved a share repurchase program, authorizing the repurchase of up to $5.0 million of the Company’s common shares commencing November 10, 2023, to March 31, 2024. Shares were repurchased in open market and/or privately negotiated transactions. The timing, manner and total amount of any share repurchases was determined by management at its discretion and depended  on business, economic and market conditions, corporate and regulatory requirements, prevailing share prices, and other considerations. The authorization did not obligate the Company to acquire any specific amount of common shares. During the year ended December 31, 2023, the Company repurchased under its share repurchase program 222,600 shares of common stock in open market transactions at an average price of $4.69 per share, for an aggregate consideration of $1.0 million. On December 27, 2023, 179,251 of these repurchased common shares were cancelled and removed from the Company’s share capital and on January 3, 2024, the remaining 43,349 repurchased common shares were cancelled and removed from the Company’s share capital.

The share repurchase program was terminated on March 31, 2024 in accordance with its terms. During the three months ended March 31, 2024, the Company repurchased under its share repurchase program an additional 644,556 shares of common stock in open market transactions at an average price of $5.77 per share, for an aggregate consideration of $3.7 million, which were cancelled and removed from the Company’s share capital. This brought the total number of shares repurchased under the program to 867,156 common shares at an average price of $5.50 per share.

Tender Offer

On July 10, 2025, the Company commenced a tender offer to purchase up to 4,500,000 of our common shares, using funds available from cash and cash equivalents on hand, at a price of $2.75 per share. The tender offer expired at the end of the day, on August 7, 2025. The Board of Directors determined that it was in the Company’s best interest to repurchase shares at such time given the Company’s cash position and stock price. Based on the final count by the depositary for the tender offer, 20,344 shares were properly tendered. The Company accepted all of these shares for purchase in accordance with the terms of the tender offer at a price of $2.75 per share, net to the seller in cash, less any applicable withholding taxes and without interest, for an aggregate cost of $0.3 million including fees relating to the tender offer, and these repurchase shares were cancelled.

At the Market (“ATM”) Offering Agreement

On November 13, 2025, the Company entered into an “at-the-market” (“ATM”) offering agreement with Maxim Group LLC (“Maxim”). Under the terms of the ATM offering agreement, Toro may, from time to time, sell its common shares having an aggregate offering value of up to $12.5 million through Maxim, as sales agent. The Company will determine, at its sole discretion, the timing and number of shares to be sold under the ATM facility. As of December 31, 2025, there were no transactions under the ATM.

Special Dividend
On December 5, 2025, the Company’s Board of Directors declared a one-time, special dividend of $1.75 per common share, consisting of either cash or the Company’s common shares. The dividend was paid on January 16, 2026 to shareholders of record as of December 16, 2025.

The results of shareholder elections and the payment of special dividend were announced on January 16, 2026 (Note 19(a).

As of December 31, 2025, Toro had 21,473,509 common shares issued and outstanding including 4,400,000 restricted common shares issued pursuant to the Equity Incentive Plan and 2025 Equity Incentive Plan (as defined and discussed in Note 13).